STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended
May 31, 2022
Equity [Abstract]
Schedule of assumptions used table

Exercise Price	$1.25 -$4,00
Stock Price	$1.25
Risk-free interest rate	0.04%
Expected volatility	223.3
Expected life (in years)	3.00
Expected dividend yield	$0